Income Tax Expense - Schedule of Prima-Facie Tax on Loss Before Income Tax (Parentheticals) (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prima-Facie Tax on Loss Before Income Tax [Abstract]
Loss before income tax rate, percentage	30.00%	30.00%	30.00%